Supplemental Balance Sheet and Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Receivables

Receivables as of October 28, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	October 28, 2012	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$1,027	$919
Vendor rebate receivables	69	71
Other receivables	9	12

Total receivables, net	$1,105	$1,002

Receivables as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Trade receivables, net of allowance for doubtful accounts	$919	$837
Vendor rebate receivables	71	60
Other receivables	12	10

Total receivables, net	$1,002	$907

Property and Equipment

Property and equipment as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Land	$42	$45
Buildings and improvements	206	214
Transportation equipment	44	20
Furniture, fixtures and equipment	298	288
Capitalized software	185	177
Construction in progress	40	12

	815	756
Less accumulated depreciation & amortization	(417)	(366)

Property and equipment, net	$398	$390

Other Current Liabilities

Other current liabilities as of October 28, 2012 and January 29, 2012 consisted of the following (amounts in millions):

	October 28, 2012	January 29, 2012
Accrued interest	$60	$233
Accrued non-income taxes	42	31
Branch closure & consolidation reserves	12	16
Other	103	98

Total other current liabilities	$217	$378

Other current liabilities as of January 29, 2012 and January 30, 2011 consisted of the following (amounts in millions):

	January 29, 2012	January 30, 2011
Accrued interest	$233	$131
Accrued non-income taxes	31	28
Branch closure & consolidation reserves	16	18
Other	98	95

Total other current liabilities	$378	$272